INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments, Unrealized Loss Position [Line Items]
Document Period End Date	Dec. 31, 2019
Less than 12 Months Fair Value	$ 481,608	$ 961,572
Less than 12 Months Unrealized Loss	(1,814)	(6,345)
12 Months or More Fair Value	214,322	882,865
12 Months or More Unrealized Loss	(4,493)	(23,557)
Total Fair Value	695,930	1,844,437
Total Unrealized Loss	(6,307)	(29,902)
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	0
Less than 12 Months Unrealized Loss	0	0
12 Months or More Fair Value	0	97
12 Months or More Unrealized Loss	0	(2)
Total Fair Value	0	97
Total Unrealized Loss	0	(2)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	0
Less than 12 Months Unrealized Loss	0	0
12 Months or More Fair Value	0	16,777
12 Months or More Unrealized Loss	0	(233)
Total Fair Value	0	16,777
Total Unrealized Loss	0	(233)
Mortgage-backed securities-residential
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	40,190	186,029
Less than 12 Months Unrealized Loss	(209)	(935)
12 Months or More Fair Value	11,063	264,795
12 Months or More Unrealized Loss	(64)	(7,273)
Total Fair Value	51,253	450,824
Total Unrealized Loss	(273)	(8,208)
Mortgage-backed securities-commercial
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	111,658	147,754
Less than 12 Months Unrealized Loss	(298)	(369)
12 Months or More Fair Value	104,069	232,363
12 Months or More Unrealized Loss	(3,571)	(7,597)
Total Fair Value	215,727	380,117
Total Unrealized Loss	(3,869)	(7,966)
Collateralized mortgage obligations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	85,248	194,795
Less than 12 Months Unrealized Loss	(297)	(1,546)
12 Months or More Fair Value	30,628	240,514
12 Months or More Unrealized Loss	(196)	(5,245)
Total Fair Value	115,876	435,309
Total Unrealized Loss	(493)	(6,791)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	118,623	62,805
Less than 12 Months Unrealized Loss	(457)	(299)
12 Months or More Fair Value	7,950	86,644
12 Months or More Unrealized Loss	(36)	(2,489)
Total Fair Value	126,573	149,449
Total Unrealized Loss	(493)	(2,788)
Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	125,889	336,437
Less than 12 Months Unrealized Loss	(553)	(2,312)
12 Months or More Fair Value	54,963	37,105
12 Months or More Unrealized Loss	(511)	(498)
Total Fair Value	180,852	373,542
Total Unrealized Loss	(1,064)	(2,810)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	33,752
Less than 12 Months Unrealized Loss	0	(884)
12 Months or More Fair Value	5,649	4,570
12 Months or More Unrealized Loss	(115)	(220)
Total Fair Value	5,649	38,322
Total Unrealized Loss	$ (115)	$ (1,104)